EARNINGS PER SHARE - Antidilutive Securities (Details) - shares shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Earnings per share [line items]
Antidilutive securities	5.7	6.1	5.7	7.2
Share options
Earnings per share [line items]
Antidilutive securities	2.6	3.0	2.6	4.1
Contingently issuable shares
Earnings per share [line items]
Antidilutive securities	3.1	3.1	3.1	3.1